Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated August 27, 2020 to the

Statutory Prospectus for Class A, Class C, Class R, Class T, Class R6, Institutional Class,

Class P and Administrative Class Shares of

Allianz Funds Multi-Strategy Trust,

Dated February 1, 2020 (as supplemented thereafter)

Disclosure Relating to All Series Offering Class T Shares (the “Funds”)

The Board of Trustees of Allianz Funds Multi-Strategy Trust (the “Trust”) has approved the termination and deregistration of Class T shares of the Funds. To date, no Class T shares have ever been issued or are outstanding.

Effective immediately, the Trust will cease offering Class T shares of the Funds. All references to Class T shares in the Statutory Prospectus are hereby deleted.

Corresponding changes are hereby made to other sections of the Statutory Prospectus.

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated August 27, 2020 to the

Statement of Additional Information

of Allianz Funds Multi-Strategy Trust,

Dated February 1, 2020 (as supplemented thereafter)

Disclosure Relating to All Series Offering Class T Shares (the “Funds”)

Effective August 27, 2020, Allianz Funds Multi-Strategy Trust (the “Trust”) will cease offering Class T shares of the Funds. All references to Class T shares in the Trust’s Statement of Additional Information are hereby deleted.

Please retain this Supplement for future reference.